Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 18 — RELATED PARTY TRANSACTIONS

The table below sets forth major related parties of The Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Shanghai NiSun Enterprise Management Group Co., Ltd (“NiSun Shanghai”)	An affiliated entity controlled by the ultimate controlling shareholder of the Group
Nisun International Enterprise Management Group Co., Ltd (“Nisun Cayman”)	A shareholder who owns 19.42% equity interest of the Group
Mr. Bodang Liu	An affiliate and largest shareholder of the Group
Mr. Jian Lin	The shareholder of Wenzhou Jinda

(a)	The Group entered into the following related party transactions:

From July 12, 2019 to June 20, 2022, the Group rented an office from NiSun Shanghai and incurred $ 70,044, $136,532 and $127,565 of rent expense for the years ended December 31, 2022, 2021 and 2020, respectively.

Starting from July 01, 2022, the Group rented an office to NiSun Shanghai and earned $122,706 of rental income for the year ended December 31, 2022.

(b)	The Group had the following significant related party balances:

As of December 31, 2022, the Group had a due to related party balance of $8,028,965 owing to Nisun Cayman. During the year ended December 31, 2020, Nisun Cayman advanced $10,528,965 (RMB 69,883,631) as a loan to the Group. The Group repaid Nisun Cayman $2.5 million during the year ended December 31, 2022. The loan is due on demand and without interest.

As of December 31, 2021, the Group had a due from related party balance of $10,662 from Nisun Shanghai, an affiliated entity controlled by our controlling shareholder. The due from related party balance was non-interest bearing and was repaid during the year ended December 31, 2022.

As of December 31, 2022 and 2021, the Group had a due to related party balance of $282,724 and $295,336, respectively, due to Mr. Jian Lin, the shareholder of Wenzhou Jinda. The Group owns a 23.08% equity interest in Wenzhou Jinda. The due to related party balance is non-interest bearing and due on demand.